Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 19:	TRANSACTIONS AND BALANCES WITH RELATED PARTIES

“Related party” - as the term is defined in IAS 24, “Related Party Disclosures” (“IAS 24”).

The Company’s key management personnel who are included, along with other factors, in the definition of related party, as above in IAS 24, includes directors, members of the executive committee and InterCure Ltd.

Compensation to key management personnel:

The compensation to key management personnel for employee services provided to the Company is shown below:

	Year ended December 31,
	2020	2019	2018
	U.S. dollars in thousands

Salaries, management and consulting fees and other short-term benefits	276	290	283
Pension, post retirement and other benefits	2	7	7
Share-based payments	51	5	22

	329	302	312

Number of persons	8	8	9

As of December 31, 2020 and 2019, the Company’s balances with related parties total approximately $52 thousand (all of which were linked to the NIS) and $48 thousand (of which $19 thousand were linked to the NIS), respectively.

For further information regarding share-based payment to related parties, see also Note 14 above.

InterCure Ltd:

The Company’s investment in the shares of InterCure Ltd is presented as Marketable securities.

As of December 31, 2020 and 2019, the Company’s balances of InterCure Ltd’s shares total approximately $2,411 thousand and $2,273 thousand, respectively.

The Company subleases an office from Canndoc Ltd, which is a subsidiary of InterCure Ltd. During 2020 approximately $20 thousands were paid to Canndoc Ltd for the rent.

As of December 31, 2020 and 2019, the Company’s share in the shares of InterCure Ltd was 1.76% and 1.94%, respectively.